Leases - Schedule of Future Minimum Operating Lease Payments (Detail) - Rocket Lab USA, Inc. $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021	$ 3,076
2022	3,109
2023	3,236
2024	3,143
2025	3,145
Thereafter	24,749
Total lease payments	40,458
Less imputed interest	(11,489)
Total	$ 28,969